Cash and Cash Equivalents and Short-Term Deposits	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents and Short-Term Deposits [Abstarct]
Cash and cash equivalents and short-term deposits
4.	Cash and cash equivalents and short-term deposits

($000s)	June 30, 2023	December 31, 2022
Cash and cash equivalents	202,642	46,150
Short-term deposits	-	81,690
	202,642	127,840

All of the cash and cash equivalents are held in Canadian Schedule I banks. Short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity.